Consolidated Statement of Shareholder's Equity (Successor) and Statement of Shareholder's Equity (Predecessor) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Predecessor	Common Stock	Common Stock Predecessor	Additional Paid-In Capital	Additional Paid-In Capital Predecessor	Retained Earnings	Retained Earnings Predecessor	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Predecessor
Balance at Dec. 31, 2011		$ 338,328		$ 2,500		$ 180,000		$ 142,272		$ 13,556
Balance, shares at Dec. 31, 2011				25,000
Comprehensive income (loss)
Net income (loss)		7,943						7,943
Other comprehensive income (loss), net of tax		247								247
Total comprehensive income (loss)		8,190
Balance at Dec. 31, 2012		346,518		2,500		180,000		150,215		13,803
Balance, shares at Dec. 31, 2012				25,000
Comprehensive income (loss)
Net income (loss)		7,110						7,110
Other comprehensive income (loss), net of tax		(9,933)								(9,933)
Total comprehensive income (loss)		(2,823)
Balance at Dec. 31, 2013		343,695		2,500		180,000		157,325		3,870
Balance, shares at Dec. 31, 2013				25,000
Comprehensive income (loss)
Net income (loss)		1,713						1,713
Other comprehensive income (loss), net of tax		1,351								1,351
Total comprehensive income (loss)		3,064
Balance at Mar. 31, 2014	595,808	346,759	2,500	2,500	593,308	180,000		159,038		5,221
Balance, shares at Mar. 31, 2014			25,000	25,000
Dividends to shareholder	(33,200)						(33,200)
Capital contribution	250				250
Comprehensive income (loss)
Net income (loss)	30,686						30,686
Other comprehensive income (loss), net of tax	85,498								85,498
Total comprehensive income (loss)	116,184
Balance at Dec. 31, 2014	$ 679,042		$ 2,500		$ 593,558		$ (2,514)		$ 85,498
Balance, shares at Dec. 31, 2014			25,000